Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Summary of Financial Assets and Liabilities Measured at Fair Value by Level within Fair Value Hierarchy

The following table sets forth the Company’s financial assets and liabilities measured at fair value by level within the fair value hierarchy. As required by IFRS 13, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

		June 30, 2019

(in thousands)	Note	Total	Level 1	Level 2	Level 3
Cash and cash equivalents		$87,182	$87,182	$-	$-
Trade receivables from provisional concentrate sales, net of fair value adjustment	9	98	-	98	-
Long-term investments - common shares held	16	216,319	216,319	-	-
Long-term investments - warrants held	16	9	-	9	-
Convertible note receivable	15	11,836	-	-	11,836

		$315,444	$303,501	$107	$11,836

		December 31, 2018

(in thousands)		Total	Level 1	Level 2	Level 3
Cash and cash equivalents		$75,767	$75,767	$-	$-
Trade receivables from provisional concentrate sales, net of fair value adjustment	9	1,332	-	1,332	-
Long-term investments - common shares held	16	164,753	164,753	-	-
Long-term investments - warrants held	16	-	-	-	-
Convertible note receivable	15	12,899	-	-	12,899

		$254,751	$240,520	$1,332	$12,899